Accounts Payable - Summary of Carrying Amount of Liabilities (Details) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Payables [Abstract]
Presented within trade and other payables	₱ 58,524	₱ 74,518
Presented within trade and other payables	24,556	35,379
Total trade and other payables	2,579	2,362
- of which suppliers have received payment	₱ 14,106	₱ 20,553